Collaboration and License Agreement (Additional Information) (Details) - Collaboration and License Agreement with BI [Member] - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2022	Oct. 31, 2022	Dec. 31, 2022
Non-refundable upfront payment received		$ 12.5	$ 12.5
Success-based milestone payments		587.0
Upfront Payment	$ 10.5
Associated withholding tax		2.0
Transaction price		$ 12.5
Accounts Receivable [Member]
Associated withholding tax			$ 2.0